CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from financing activities:
Expenses from sale of common stock	$ 0	$ 466